UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [ ]; Amendment Number: ___
     This Amendment (Check only one.):      [ ] is a restatement
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        Eight Tower Bridge
                161 Washington, St., Suite 1500
                Conshohocken, PA 19428


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maria A. Cancelosi
Title:    Chief Compliance Officer
Phone:    484-530-4300

Signature, Place, and Date of Signing:

/s/ Maria A. Cancelosi          Conshohocken, PA                  02-11-2005
----------------------        --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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
                                                     RORER ASSET MANAGEMENT, LLC
                                                 13F REPORT AS OF DECEMBER 31, 2004

                           TITLE                                                                            VOTING AUTHORITY
                             OF                 VALUE                  SH/ PUT/  INVESTMENT               SOLE   SHARED       NONE
NAME OF ISSUER             CLASS    CUSIP       (X $1000)      SHARES  PRN CALL  DISCRETION MANAGERS        (A)      (B)        (C)
-----------------------------------------------------------------------------------------------------------------------------------
AFLAC INC                  COMMON   001055102   $67,606.89   1,867,062 SH        DEFINED       01     1,664,050     824    202,188
ABBOTT LABS                COMMON   002824100   $97,468.10   2,303,843 SH        DEFINED       01     2,057,734   1,025    245,084
AMGEN INC                  COMMON   031162100   $30,431.40     523,026 SH        DEFINED       01       461,172     225     61,629
BJS WHSL CLUB INC COM      COMMON   05548J106    $7,503.07     259,504 SH        DEFINED       01       248,894     200     10,410
BANK NEW YORK INC          COMMON   064057102   $83,287.55   2,777,904 SH        DEFINED       01     2,451,908   1,315    324,681
BEAR STEARNS COS INC       COMMON   073902108    $7,212.72      70,862 SH        DEFINED       01        67,977      55      2,830
BERKSHIRE HATHAWAY IN      COMMON   084670207      $308.28         105 SH        DEFINED       01             0       0        105
BEST BUY INC               COMMON   086516101   $86,720.77   1,612,829 SH        DEFINED       01     1,438,680     700    173,449
CIGNA CORP COM             COMMON   125509109  $101,442.61   1,370,826 SH        DEFINED       01     1,220,454     605    149,767
CVS CORP COM               COMMON   126650100  $105,908.90   2,577,046 SH        DEFINED       01     2,294,421   1,152    281,473
CEPHALON INC COM           COMMON   156708109    $6,465.26     128,831 SH        DEFINED       01       123,536     100      5,195
CHEVRONTEXACO CORP.        COMMON   166764100   $83,992.09   1,758,912 SH        DEFINED       01     1,567,890     787    190,235
CISCO SYS INC              COMMON   17275R102   $80,527.69   4,589,327 SH        DEFINED       01     4,089,915   2,021    497,391
CITIGROUP INC.             COMMON   172967101   $91,558.04   2,090,622 SH        DEFINED       01     1,861,641     919    228,062
COMPUTER SCIENCES COR      COMMON   205363104    $4,219.89      77,197 SH        DEFINED       01        73,117      50      4,030
CONOCOPHILLIPS COM         COMMON   20825C104   $89,633.05   1,135,156 SH        DEFINED       01     1,012,350     503    122,303
CONSTELLATION ENERGY       COMMON   210371100    $7,193.13     155,247 SH        DEFINED       01       148,912     120      6,215
CULLEN FROST BANKERS       COMMON   229899109      $583.20      12,000 SH        DEFINED       01             0       0     12,000
DOVER CORP                 COMMON   260003108    $6,247.14     154,504 SH        DEFINED       01       148,199     120      6,185
E TRADE GROUP INC COM      COMMON   269246104    $7,518.76     520,396 SH        DEFINED       01       499,211     405     20,780
EASTMAN KODAK              COMMON   277461109   $96,690.19   3,261,111 SH        DEFINED       01     2,920,484   1,520    339,107
ECHOSTAR COMMUN CORP       COMMON   278762109   $76,078.09   2,523,331 SH        DEFINED       01     2,251,337   1,117    270,877
EXXON MOBIL CORPORATI      COMMON   30231G102   $72,481.18   1,552,551 SH        DEFINED       01     1,385,028     653    166,870
FISERV INC COM             COMMON   337738108  $104,799.22   2,863,179 SH        DEFINED       01     2,563,735   1,315    298,129
FOREST LABS INC            COMMON   345838106   $60,483.13   1,488,148 SH        DEFINED       01     1,326,192     651    161,305
FREESCALE SEMICONDUCT      COMMON   35687M206      $232.86      12,683 SH        DEFINED       01        11,983       0        700
GENERAL ELEC CO            COMMON   369604103   $94,475.60   2,847,768 SH        DEFINED       01     2,533,359   1,248    313,161
GOLDMAN SACHS GROUP I      COMMON   38141G104  $100,266.34   1,060,713 SH        DEFINED       01       945,299     460    114,954
HEALTH MGMT ASSOC INC      COMMON   421933102    $5,458.27     243,063 SH        DEFINED       01       233,028     190      9,845
HEWLETT PACKARD            COMMON   428236103  $115,473.81   6,065,374 SH        DEFINED       01     5,395,226   2,690    667,458
I B M                      COMMON   459200101   $89,409.76   1,003,218 SH        DEFINED       01       893,883     439    108,896
J.P. MORGAN CHASE & C      COMMON   46625H100   $90,769.10   2,564,310 SH        DEFINED       01     2,282,589   1,125    280,596
JOHNSON & JOHNSON          COMMON   478160104   $99,175.49   1,721,492 SH        DEFINED       01     1,532,973     773    187,746
LEXMARK INTL GROUP IN      COMMON   529771107   $56,279.48     730,868 SH        DEFINED       01       652,471     324     78,073
LINEAR TECHNOLOGY COR      COMMON   535678106    $5,500.77     143,497 SH        DEFINED       01       137,652     110      5,735
LIZ CLAIBORNE INC          COMMON   539320101    $6,362.40     151,137 SH        DEFINED       01       144,952     120      6,065
LOWES CO                   COMMON   548661107  $103,720.37   1,984,657 SH        DEFINED       01     1,769,865     871    213,921
MCDONALDS CORP             COMMON   580135101   $98,564.24   3,380,455 SH        DEFINED       01     3,010,421   1,503    368,531
MERCURY GEN CORP NEW       COMMON   589400100    $6,705.79     114,301 SH        DEFINED       01       109,576      90      4,635
MICROSOFT CORP             COMMON   594918104      $636.74      23,830 SH        DEFINED       01             0       0     23,830
MORGAN STANLY DN WTTR      COMMON   617446448   $44,449.98     882,496 SH        DEFINED       01       790,220     387     91,889
MOTOROLA INC               COMMON   620076109   $83,772.61   5,376,393 SH        DEFINED       01     4,784,156   2,375    589,862
NAVISTAR INTL CORP CO      COMMON   63934E108    $6,965.17     166,309 SH        DEFINED       01       159,584     130      6,595
NEWFIELD EXPL CO COM       COMMON   651290108    $7,644.12     127,521 SH        DEFINED       01       122,306     100      5,115
POGO PRODUCING CO COM      COMMON   730448107    $3,691.25      76,124 SH        DEFINED       01        70,819     100      5,205
PRICELINE COM INC COM      COMMON   741503403    $6,210.94     268,047 SH        DEFINED       01       257,107     210     10,730
PROCTER & GAMBLE COMP      COMMON   742718109   $80,918.63   1,617,850 SH        DEFINED       01     1,445,295     677    171,878
QUEST DIAGNOSTICS INC      COMMON   74834L100  $103,057.02   1,183,087 SH        DEFINED       01     1,058,572     555    123,960
RADIOSHACK CORP COM        COMMON   750438103    $6,851.59     207,749 SH        DEFINED       01       199,269     160      8,320
REEBOK INTERNATIONAL       COMMON   758110100    $6,945.44     157,061 SH        DEFINED       01       150,574     123      6,364
SPDR TR UNIT SER 1         COMMON   78462F103    $4,433.03      36,676 SH        DEFINED       01        36,676       0          0
SOUTHWEST AIRLS CO         COMMON   844741108   $82,538.32   5,589,897 SH        DEFINED       01     4,983,773   2,443    603,681
STAPLES INC                COMMON   855030102    $6,454.06     193,791 SH        DEFINED       01       185,880     150      7,761
SUNGARD DATA SYS INC       COMMON   867363103    $6,579.69     237,323 SH        DEFINED       01       227,577     185      9,561
TELLABS INC COM            COMMON   879664100    $3,336.43     388,580 SH        DEFINED       01       361,475     515     26,590
TIME WARNER INC            COMMON   887317105   $98,393.55   5,579,129 SH        DEFINED       01     4,965,550   2,495    611,084
US BANCORP DEL NEW CO      COMMON   902973304  $107,397.32   3,775,424 SH        DEFINED       01     3,360,538   1,687    413,199
UNITED TECHNOLOGIES C      COMMON   913017109      $272.33       2,635 SH        DEFINED       01             0       0      2,635
VIACOM INC CLASS B         COMMON   925524308   $91,044.00   2,746,189 SH        DEFINED       01     2,441,721   1,225    303,243
WILLIAMS SONOMA INC C      COMMON   969904101    $4,017.35     115,156 SH        DEFINED       01       109,021      75      6,060
                                             -------------  ----------                               ----------  ------  ---------
                                    TOTALS:  $3,004,364.18  86,448,322                               77,240,227  39,917  9,168,178
                                             =============  ==========                               ==========  ======  =========


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $3,004,364.18
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
01        028-04975                     Affiliated Managers Group, Inc.